Inventory (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Table Text Block [Abstract]
Schedule of Inventory	Inventory consists of the following (in thousands):

	March 31, 2024	December 31, 2023
Finished goods	$2,928	$3,427
Work in progress	599	967
Raw materials	2,104	1,777

Total Inventory	$5,631	$6,171

Inventory consists of the following (in thousands):

	December 31,
	2023	2022
Finished goods	$3,427	$2,096
Work in progress	967	213
Raw materials	1,777	1,556

Total Inventory	$6,171	$3,865